Share-Based Compensation	12 Months Ended
Dec. 31, 2013
Share-Based Compensation

11. Share-Based Compensation

During 2008, the Company’s Board adopted the 2008 Restricted Stock Plan (the “Plan”), which entitles officers, employees, consultants and directors of the Company to receive grants of restricted stock of the Company’s common stock.

The Plan is administered by the Board or a committee of the Board. The maximum aggregate number of common shares that may be delivered pursuant to awards granted under the Plan during the ten- year term of the Plan is 9,000,000 shares of common stock. A holder of restricted stock, awarded under the Plan, shall have the same voting and dividend rights as the Company’s other common stockholders in relation to those shares.

The fair value of the restricted stock is calculated by multiplying the number of shares by the deemed calculated share value at the grant date.

Under the Plan, the Company granted 15,750 shares, with a weighted average value of $5.99 per share, to the Chief Executive of the Company on March 31, 2011 and on April 10, 2011 a further 45,600 shares were granted to the officers and management of the Company with a weighted average value of $6.53 per share. All these shares vest on the third anniversary of the grant date. During the year to December 31, 2011, 199,998 shares of those awarded during 2008 vested.

Under the Plan the Company granted 39,198 shares to the Chief Executive of the Company and 11,100 shares to the officers and management of the Company, all of which were issued on February 22, 2012, with a weighted average estimated value of $7.59 per share. All of these shares vest on the third anniversary of the grant date. A further 15,000 shares each were granted to two Board members of the Company with a weighted average estimated value of $7.20 per share on April 24, 2012. These shares vest on the first anniversary of the grant date.

In 2013, the Company granted 60,000 shares under the Plan, with a weighted average value of $10.00 per share, to the Chief Executive of the Company on March 31, 2013 and between April 7, 2013 and April 11, 2013 a further 42,117 shares were granted to the officers and management of the Company with a weighted average value of $10.04 per share. All these shares vest on the third anniversary of the grant date. During the year to December 31, 2013, 258,000 shares of those previously awarded vested.

Using the straight-line method of expensing the restricted stock grants, the weighted average estimated value of the shares calculated at the date of grant thereon is recognized as compensation costs in the Statement of Income over the vesting period. During 2013, the Company recognized $728,589 in share-based compensation costs (2012: $796,760 and 2011: $842,034). At December 31, 2013, there was a total of $948,311 unrecognized compensation costs relating to the expected future vesting of share-based awards (2012: $653,908 and 2011: $853,082) which are expected to be recognized over a weighted average period of 1.53 years (December 31, 2012: 0.93 years).

The total fair value of the shares vested during the years ended December 31, 2012 and 2013 was $1,375,000 and $6,950,520 respectively.

Restricted share grant activity for the years ended December 31, 2012 and December 31, 2013 was as follows:

	Number of non- vested restricted shares	Weighted average grant date fair value	Weighted average remaining contractual term	Aggregate intrinsic value
Balance as of January 1, 2011	593,000	$5.11
Granted	61,350	6.39
Vested	(215,000)	4.95

Balance as of December 31, 2011	439,350	$5.37	1.42 years	$3,661,250
Granted	80,298	7.44
Vested	(150,000)	5.50

Balance as of December 31, 2012	369,648	$5.76	0.93 years	$3,696,480
Granted	102,117	10.00
Vested	(258,000)	5.26

Balance as of December 31, 2013	213,765	$8.40	1.53 years	$5,758,829

Prior to closing of the Company’s initial public offering in November 2013, this Plan was frozen such that new awards will no longer be issued thereunder. However, any outstanding awards prior to the Plan being frozen shall continue to remain outstanding and extend beyond the date the Plan was frozen. Any future equity incentive awards will be granted under a new 2013 Long Term Incentive Plan entered into prior to the closing of the Company’s initial public offering.

The 2013 Long Term Incentive Plan is administered by Compensation Committee with certain decisions subject to approval of our Board. The maximum aggregate number of common shares that may be delivered pursuant to awards granted under the Plan is 3,000,000 shares of common stock. A holder of restricted stock, awarded under the Plan, shall have the same voting and dividend rights as the Company’s other common stockholders in relation to those shares. As at December 31, 2013, no grants have been made under the 2013 Plan.